SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                              VALUE (NOTE 1)
COMMON STOCKS  90.34%                                          SHARES                    US$
--------------------------------------------------------------------------------------------
BELGIUM 1.06%
DIVERSIFIED FINANCIALS  1.06%
Groupe Bruxelles Lambert SA                                    25,500              1,330,942
--------------------------------------------------------------------------------------------
TOTAL BELGIUM                                                                      1,330,942
--------------------------------------------------------------------------------------------


DENMARK  0.21%
PHARMACEUTICALS  0.21%
Novo Nordisk A/S - Class B                                      7,994                264,400
--------------------------------------------------------------------------------------------
TOTAL DENMARK                                                                        264,400
--------------------------------------------------------------------------------------------


FINLAND  0.41%
DIVERSIFIED TELECOMMUNICATIONS  0.41%
Nokia Oyj                                                      35,624                520,901
--------------------------------------------------------------------------------------------
TOTAL FINLAND                                                                        520,901
--------------------------------------------------------------------------------------------


FRANCE  17.43%
AUTOMOBILES  1.91%
PSA Peugeot Citroen                                            46,365              2,403,956
--------------------------------------------------------------------------------------------

BANKS  5.06%
BNP Paribas SA                                                 68,665              3,793,906
Credit Agricole SA                                             48,547              1,077,724
Credit Lyonnais SA                                             34,908              1,494,782
--------------------------------------------------------------------------------------------
                                                                                   6,366,412
--------------------------------------------------------------------------------------------
BUILDING MATERIALS  2.23%
Lafarge SA                                                     28,191              2,809,281
--------------------------------------------------------------------------------------------

BUILDING PRODUCTS  1.76%
Compagnie de Saint Gobain                                      49,304              2,210,954
--------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING  0.52%
Bouygues SA                                                    23,494                655,772
--------------------------------------------------------------------------------------------

MEDIA  0.61%
Television Francaise                                           28,864                772,057
--------------------------------------------------------------------------------------------

OIL & GAS  2.68%
TotalFinaElf SA                                                20,791              3,372,413
--------------------------------------------------------------------------------------------

PHARMACEUTICALS  2.66%
Aventis SA                                                     47,397              3,355,338
--------------------------------------------------------------------------------------------
TOTAL FRANCE                                                                      21,946,183
--------------------------------------------------------------------------------------------


GERMANY  1.65%
AIRLINES  1.15%
Deutsche Lufthansa - Registered #                             102,100              1,450,616
--------------------------------------------------------------------------------------------

PHARMACEUTICALS  0.50%
Merck KGaA                                                     23,323                630,519
--------------------------------------------------------------------------------------------
TOTAL GERMANY                                                                      2,081,135
--------------------------------------------------------------------------------------------


HONG KONG  0.48%
WIRELESS TELECOMMUNICATION SERVICES  0.48%
China Mobil #                                                 203,500                602,686
--------------------------------------------------------------------------------------------
TOTAL HONG KONG                                                                      602,686
--------------------------------------------------------------------------------------------


ITALY  6.40%
BANKS  1.72%
IntesaBCI Spa                                                 710,846              2,167,227
--------------------------------------------------------------------------------------------

OIL & GAS  4.68%
ENI Spa                                                       370,815              5,890,433
--------------------------------------------------------------------------------------------
TOTAL ITALY                                                                        8,057,660
--------------------------------------------------------------------------------------------


JAPAN  14.48%
AUTOMOBILES  0.95%
Honda Motor Co Ltd                                             29,500              1,196,493
--------------------------------------------------------------------------------------------

BANKS  0.82%
Mitsubishi Tokyo Financial Group Inc.                              25                168,579
The Sumitomo Bank, Limited                                    176,000                859,250
--------------------------------------------------------------------------------------------
                                                                                   1,027,829
--------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES  0.56%
Dai Nippon Printing Co Ltd                                     53,000                703,718
--------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING  0.35%
Nomura Research Institute, Limited                              3,200                440,108
--------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS  1.20%
Acom Co Ltd                                                     8,690                593,959
Daiwa Securities Group Inc                                    142,000                920,799
--------------------------------------------------------------------------------------------
                                                                                   1,514,758


                                                                              VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                                 SHARES                        US$
--------------------------------------------------------------------------------------------
JAPAN (continued)
DIVERSIFIED TELECOMMUNICATIONS  2.35%

Japan Telecom Company, Limited                                     81                231,863
KDDI Corporation                                                  192                592,865
NTT Corporation                                                   520              2,139,453
--------------------------------------------------------------------------------------------
                                                                                   2,964,181
--------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT  0.54%
Nitto Denko Corp                                               20,800                682,194
--------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS  0.43%
Nidec Corporation                                               4,600                333,603
THK Co Ltd                                                     11,000                211,600
--------------------------------------------------------------------------------------------
                                                                                     545,203
--------------------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE  0.17%
Nikon Corp                                                     19,000                210,416
--------------------------------------------------------------------------------------------

FOOD & DRUG RETAILING  0.79%
Ito-Yokado Company, Limited                                    20,000              1,001,460
--------------------------------------------------------------------------------------------

MEDIA  0.84%
Nippon Television Network                                       3,120                696,255
Tokyo Broadcasting Systems, Inc.                               16,000                358,523
--------------------------------------------------------------------------------------------
                                                                                   1,054,778
--------------------------------------------------------------------------------------------
METALS  0.87%
Nippon Steel Corp                                             701,000              1,093,981
--------------------------------------------------------------------------------------------

PHARMACEUTICALS  0.59%
Shionogi & Co., Limited                                        58,000                740,097
--------------------------------------------------------------------------------------------

REAL ESTATE  0.30%
Mitsui Fudosan Co Ltd                                          43,000                380,387
--------------------------------------------------------------------------------------------

RETAILERS  0.91%
Seven Eleven Japan Co., Limited                                29,000              1,142,333
--------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS  0.64%
Rohm Company, Limited                                           5,400                806,226
--------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS  1.16%
Mitsubishi Corporation                                         77,000                557,141
Mitsui & Co Ltd                                               135,000                903,569
--------------------------------------------------------------------------------------------
                                                                                   1,460,710
--------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES  1.01%
NTT DoCoMo, Inc.                                                  518              1,275,276
--------------------------------------------------------------------------------------------
TOTAL JAPAN                                                                       18,240,148
--------------------------------------------------------------------------------------------


NETHERLANDS  2.97%
DIVERSIFIED TELECOMMUNICATIONS  0.76%
Royal KPN NV #                                                203,450                951,475
--------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES  2.21%
Royal Philips Electronics NV                                   99,847              2,784,992
--------------------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                                  3,736,467
--------------------------------------------------------------------------------------------


SINGAPORE  0.25%
DIVERSIFIED FINANCIALS  0.25%
Keppel Corporation, Limited                                   137,000                319,498
--------------------------------------------------------------------------------------------
TOTAL SINGAPORE                                                                      319,498
--------------------------------------------------------------------------------------------


SOUTH KOREA  1.93%
BANKS  0.47%
Kookmin Bank                                                   12,119                588,321
--------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS  0.94%
Samsung Electronics                                             4,340              1,186,916
--------------------------------------------------------------------------------------------

METALS  0.52%
Pohang Iron & Steel Co Ltd                                      5,920                656,958
--------------------------------------------------------------------------------------------
TOTAL SOUTH KOREA                                                                  2,432,195
--------------------------------------------------------------------------------------------


SWITZERLAND  3.55%
BANKS  2.93%
UBS AG - Registered #                                          73,462              3,689,365
--------------------------------------------------------------------------------------------

PHARMACEUTICALS  0.62%
Novartis AG                                                    17,812                782,203
--------------------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                                  4,471,568
--------------------------------------------------------------------------------------------

                                                                              VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                                 SHARES                        US$
--------------------------------------------------------------------------------------------
TAIWAN  0.62%
SEMICONDUCTOR EQUIPMENT & PRODUCTS  0.62%
Taiwan Semiconductor
Manufacturing Co. ADR #                                        27,830                361,790
United Microelectronics
Corporation #                                                  56,952                418,597
--------------------------------------------------------------------------------------------
TOTAL TAIWAN                                                                         780,387
--------------------------------------------------------------------------------------------


UNITED KINGDOM  38.90%
AIRLINES  0.40%
British Airways PLC #                                         179,264                509,253
--------------------------------------------------------------------------------------------

BANKS  4.88%
HBOS PLC                                                      272,898              2,955,294
Lloyds TSB Group PLC                                          320,889              3,196,022
--------------------------------------------------------------------------------------------
                                                                                   6,151,316
--------------------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO  5.06%
British American Tobacco PLC                                  191,700              2,061,350
Diageo PLC                                                    214,372              2,785,786
South African Breweries PLC                                   194,845              1,526,065
--------------------------------------------------------------------------------------------
                                                                                   6,373,201
--------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING  1.66%
BAA PLC                                                       228,159              2,084,529
--------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATIONS  2.36%
Vodafone Group PLC                                          2,162,863              2,968,962
--------------------------------------------------------------------------------------------

ELECTRIC UTILITIES  3.17%
National Grid Group PLC                                       336,505              2,391,777
Scottish Power PLC                                            298,089              1,603,808
--------------------------------------------------------------------------------------------
                                                                                   3,995,585
--------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING  4.86%
Boots Company PLC                                             232,451              2,306,332
J Sainsbury PLC                                               237,476              1,289,471
Tesco PLC                                                     692,578              2,519,391
--------------------------------------------------------------------------------------------
                                                                                   6,115,194
--------------------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE  1.79%
Granada Compass PLC                                         1,324,133              2,251,953
--------------------------------------------------------------------------------------------

MEDIA  4.21%
British Sky Broadcasting
Group PLC #                                                   415,557              3,986,771
EMI Group PLC                                                 345,397              1,311,783
--------------------------------------------------------------------------------------------
                                                                                   5,298,554
--------------------------------------------------------------------------------------------
MINING  2.20%
Anglo American PLC                                            166,755              2,774,887
--------------------------------------------------------------------------------------------

OIL & GAS  3.60%
BP PLC                                                        372,829              3,133,292
Lattice Group PLC                                             536,117              1,398,300
--------------------------------------------------------------------------------------------
                                                                                   4,531,592
--------------------------------------------------------------------------------------------
PHARMACEUTICALS  2.65%
GlaxoSmithKline PLC                                           154,352              3,338,341
--------------------------------------------------------------------------------------------

RETAILERS  2.06%
Marks & Spencer Group PLC                                     455,356              2,588,881
--------------------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                              48,982,248
--------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $112,506,423)                                                              113,766,418
--------------------------------------------------------------------------------------------


RIGHTS  0.04%
--------------------------------------------------------------------------------------------

FRANCE  0.04%
BUILDING MATERIALS  0.04%
Lafarge SA #                                                   28,191                 54,517
--------------------------------------------------------------------------------------------
TOTAL FRANCE                                                                          54,517
--------------------------------------------------------------------------------------------
TOTAL RIGHTS
(cost $51,749)                                                                        54,517
--------------------------------------------------------------------------------------------


TOTAL INVESTMENTS - 90.38%
(COST $112,558,172)                                                              113,820,935
OTHER ASSETS
IN EXCESS OF LIABILITIES - 9.62%                                                  12,116,793
--------------------------------------------------------------------------------------------

TOTAL NET ASSETS 100.00%                                                         125,937,728
--------------------------------------------------------------------------------------------

# Non-income producing security.
ADR  American Depository Receipt
GDR  Global Depository Receipt

STATEMENT OF ASSETS AND LIABILITIES

SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                                                        US$
------------------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                                         113,820,935
Cash at interest                                                                   403,000
Foreign currency**                                                              10,345,971
Receivable for open forward foreign currency exchange contracts                    105,938
Receivable for investments sold                                                  3,163,407
Dividends and interest receivable                                                  448,457
Recoverable foreign taxes                                                          226,985
------------------------------------------------------------------------------------------
Total assets                                                                   128,514,693
------------------------------------------------------------------------------------------


LIABILITIES:
Payable for investments purchased                                                2,393,255
Payable for investment advisory fees                                                48,087
Accrued expenses and other liabilities                                             135,623
------------------------------------------------------------------------------------------
Total liabilities                                                                2,576,965
------------------------------------------------------------------------------------------
NET ASSETS                                                                     125,937,728
------------------------------------------------------------------------------------------
* Cost of Investments                                                          112,558,172
------------------------------------------------------------------------------------------
** Cost of Foreign Currency                                                      9,716,159
------------------------------------------------------------------------------------------


                              SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                                                           US$
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                         38,921
Dividend income*                                                                     1,661,556
----------------------------------------------------------------------------------------------
Total income                                                                         1,700,477
----------------------------------------------------------------------------------------------


EXPENSES:
Investment advisory fee                                                                313,972
Accounting and custody fees                                                            180,849
Administration fees                                                                     49,890
Audit fees                                                                              10,068
Trustees' fees and expenses                                                              7,260
Other expenses                                                                          15,360
----------------------------------------------------------------------------------------------
Total expenses                                                                         577,399
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                1,123,078
----------------------------------------------------------------------------------------------


REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                                    (7,202,512)
Foreign currency transactions and forward foreign currency exchange contracts          992,657
----------------------------------------------------------------------------------------------
                                                                                    (6,209,855)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                                 (228,243)
Foreign currency transactions and forward foreign currency exchange contracts          (40,815)
----------------------------------------------------------------------------------------------
                                                                                      (269,058)
----------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                             (6,478,913)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                (5,355,835)
----------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                        211,176
----------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
                                                             JUNE 30, 2002          YEAR ENDED
                                                                (UNAUDITED)  DECEMBER 31, 2001
                                                                        US$                US$
----------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                            1,123,078             744,006
Net realized loss                                               (6,209,855)        (53,009,822)
Net change in unrealized appreciation/(depreciation)              (269,058)            194,662
----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations            (5,355,835)        (52,071,154)
----------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                   62,789,236          75,702,552
Withdrawals                                                    (55,455,094)        (61,122,828)
----------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions             7,334,142          14,579,724
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          1,978,307         (37,491,430)
----------------------------------------------------------------------------------------------


NET ASSETS:
Beginning of period                                            123,959,421         161,450,851
----------------------------------------------------------------------------------------------
End of period                                                  125,937,728         123,959,421
----------------------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

     A.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The LKCM Fund held 57.5%, and the TT EAFE Mutual Fund held 42.5%, of the Portfolio as of June 30, 2002.

          The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     1.   SECURITY VALUATION

          The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.


     2.   SECURITY TRANSACTIONS AND INCOME RECOGNITION

          Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.


     3.   FEDERAL INCOME TAXES

          The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").


          It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

          4.   FOREIGN SECURITIES

          Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

          Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.


          5.   FOREIGN CURRENCY TRANSLATION

          For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.


          At June 30, 2002, the Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                                                        GROSS UNREALIZED
   CURRENCY AND                  FOREIGN CURRENCY           U.S. DOLLAR VALUE                GAIN/(LOSS)
   EXCHANGE DATE            UNITS PURCHASED/SOLD             AT JUNE 30, 2002                        US$
--------------------------------------------------------------------------------------------------------
   PURCHASE CONTRACTS
   British Pound Sterling, 07/01/02       280,000                     426,994                        834
   Euro, 07/01/02                         970,000                     956,922                      3,024
--------------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON PURCHASE CONTRACTS                                                       3,858
--------------------------------------------------------------------------------------------------------

   SALES CONTRACTS
   Japanese Yen, 07/01/02             142,538,200                   1,189,742                        258
   Singapore Dollar, 07/01/02             240,000                     135,862                        (39)
--------------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON SALE CONTRACTS                                                             219
--------------------------------------------------------------------------------------------------------
   TOTAL UNREALIZED GAIN                                                                           4,077
--------------------------------------------------------------------------------------------------------


      At June 30, 2002, the Portfolio had the following open forward foreign cross currency exchange contract outstanding:

       SETTLEMENT                                                                         NET UNREALIZED
             DATE       DELIVER/UNITS OF CURRENCY              RECEIVE/IN EXCHANGE FOR      APPRECIATION
--------------------------------------------------------------------------------------------------------
        7/10/02         British Pound Sterling 6,540,000       Euro 10,211,570                  $101,861

          6.   FUTURES CONTRACTS

          The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high- quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with all futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

          As of and for the six months ended June 30, 2002, there were no open long futures contracts outstanding.

          7.   OPTIONS CONTRACTS

          A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

          Purchases of put and call options are recorded as investments, the values of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

          The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

          The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.


          As of June 30, 2002, there were no open options contracts outstanding


     B.   INVESTMENT ADVISORY AGREEMENT

          Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. The Portfolio Trust pays monthly to TTI for its advisory services a management fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.


     C.   SECURITY TRANSACTIONS

          Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the six months ended June 30, 2002, were as follows

   COST OF PURCHASES                                                                 PROCEEDS FROM SALES
   US$                                                                                               US$
   -----------------------------------------------------------------------------------------------------
   152,318,885                                                                               140,069,802

   At June 30, 2002, the Portfolio's aggregate unrealized appreciation and depreciation on Investments based on cost for U.S. federal income tax purposes were as follows:

                                       UNREALIZED                  UNREALIZED             NET UNREALIZED
   TAX COST                          APPRECIATION                DEPRECIATION               APPRECIATION
   US$                                        US$                         US$                        US$
   -----------------------------------------------------------------------------------------------------
   112,558,172                          5,007,279                  (3,744,516)                 1,262,763


D. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                  SIX MONTHS
                                                       ENDED                     YEAR                FOR THE
                                               JUNE 30, 2002                    ENDED           PERIOD ENDED
                                                  (UNAUDITED)       DECEMBER 31, 2001      DECEMBER 31, 2000*
   ---------------------------------------------------------------------------------------------------------
   Ratio of expenses                                   0.92%+                 0.85%                  0.92%+
   Ratio of net investment income                      1.79%+                 0.51%                  0.39%+
   Portfolio Turnover                                   120%                   255%                    37%
   Total Return                                       (4.44)%               (28.80)%                (4.54)%


* For the period October 2, 2000 (commencement of operations) through December 31, 2000.
+ Annualized.


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